SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS COMPONENTS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Retirement Benefits [Abstract]
Service costs	$ 39	$ 32
Interest costs	554	745
Amortization of actuarial losses	6
Amortization of past service cost	$ 57	$ 13
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in post-employment and termination benefits	Changes in post-employment and termination benefits
Net periodic benefit cost	$ 656	$ 790